General	12 Months Ended
Mar. 31, 2013
General

NOTE 1: — GENERAL

a.	Taro Pharmaceutical Industries Ltd. (the “Company” or “Taro”) is an Israeli corporation, which operates in Israel and elsewhere through its Israeli, North American, and European subsidiaries (the “Group”). The principal business activities of the Group are the production, research, development and marketing of pharmaceutical products. As of March 22, 2012, the Company’s ordinary shares are traded on the New York Stock Exchange (the “NYSE”), under the symbol “TARO.” Prior to the move to the NYSE, the Company’s ordinary shares were quoted on the Pink Sheets Electronic Quotation Service (“Pink Sheets”) under the symbol TAROF. As used herein, the terms “we,” “us,” “our,” “Taro” and the “Company” mean Taro Pharmaceutical Industries Ltd. and its subsidiaries, unless otherwise indicated.

The activities of the Group in North America are performed by Taro Pharmaceuticals Inc., Taro Pharmaceuticals North America, Inc. and Taro Pharmaceuticals U.S.A., Inc. (“Taro U.S.A.”). Taro Research Institute Ltd. in Israel provided research and development services to the Group, which, as of its merger with and into Taro, are now performed by Taro. Taro International Ltd. in Israel and Taro’s subsidiary in the United Kingdom are engaged in the pharmaceutical activities of the Group outside North America.

The Group manufactures generic and proprietary drug products in facilities located in Israel and Canada, and manufactures bulk active pharmaceutical ingredients in its Israel facility. The Group’s research facilities are located in Israel and Canada. The majority of the Group’s sales are in North America.

In North America, the Company sells and distributes its products principally to drug industry wholesalers, drug store chains and mass merchandisers. In Israel, the Group sells and distributes its products principally to healthcare institutions and private pharmacies.

In the generic pharmaceutical industry, selling prices and related profit margins tend to decrease as products mature due to increased competition from other generic pharmaceutical manufacturers as they gain approval from the U.S. Food and Drug Administration (the “FDA”), the Canadian Health Products and Food Branch Inspectorate, and the Israeli and other Ministries of Health (“Government Agencies”) to manufacture equivalent products. The Group’s future operating results are dependent on, among other things, its ability to introduce new products and maintain its approvals to market existing drugs.

While non-compliance with Government Agencies’ regulations can result in refusal to allow country entry, seizure, fines or injunctive actions to prevent the sale of products, no material actions against the Group or its products have recently occurred. The Group believes that it is in material compliance with all Government Agencies’ regulations.

While the majority of the Company’s products are either synthesized by the Company itself or are derived from multiple source materials, some raw materials and certain products are currently obtained from single suppliers. The Company does not believe that any interruption of supply from a single supplier would have a material adverse effect on the Company’s results of operations and financial position. To date, the Group has not experienced difficulties in obtaining raw materials or other materials.

Sun Pharmaceutical Industries Ltd. (Reuters: SUN.BO, Bloomberg: SUNP IN, NSE: SUNPHARMA, BSE: 524715) (“Sun Pharma”) and its affiliates (“Sun”), the Company’s majority shareholder, owns, or controls, 29,497,933, or 65.9%, of the Company’s ordinary shares, and with the Company’s founders’ shares, 77.3% of the vote attributable to the share equity of the Company.

On October 18, 2011, the Company received a letter from Sun making a non-binding proposal for the acquisition of all of the issued and outstanding shares of Taro, not currently held by Sun, at a price of $24.50 per share, in cash. The Company’s Board of Directors formed an independent Special Committee to review and evaluate the offer. In August 2012, the Company and Sun entered into a merger agreement whereby Sun would purchase all of the issued and outstanding shares of Taro, not then held by Sun, at a price of $39.50 per share, in cash, upon the closing of the proposed merger. On February 8, 2013, the parties announced that they mutually agreed to terminate the merger agreement. Following the termination of the merger agreement, the Special Committee was disbanded.